Investment in equity method investees	12 Months Ended
Dec. 31, 2021
Investment in equity method investees
Investment in equity method investees

9.	Investments in equity method investees
Investments in equity method investees as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”) (i)	—	200,580
Kunshan Baowei Information Technology Limited (“Kunshan Baowei”) (ii)	307,097	180,278
Shenzhen Tencent Puhe Limited Partnership (“Tencent Puhe”)	198,744	182,682
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership (“Sequoia Fashion and Technology”) ( ii i)	176,810	543,456
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	510,117	568,066
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd (“Zhengzhou Shan Shan”)	489,034	488,687
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	166,717	161,252
Others	197,892	284,282
Less:
Impairment	(96,624)	(132,415)

Total	1,949,787	2,476,868

(i)
In October 2021, the Group along with two other un-affiliate PRC companies set up VipFubon in PRC to engage in consumer financing business. The Group holds 49.9% equity interest in VipFubon for a total consideration of RMB249.5 million. As the Group does not have controlling interest nor is the primary beneficiary of VipFubon per articles of association and operation arrangement, but can exercise significant influence on the investee, the Group accounts for this investment using the equity method of accounting.

(ii)
On December 31, 2021, the Group entered into an agreement with the other shareholder of Kunshan Baowei, pursuant to which the Group agreed to sell its 45% equity interest in Kunshan Baowei at a consideration equivalent to 45% of the consolidated net asset value of Kunshan Baowei as of December 31, 2021. Final consideration was determined at RMB177.5 million and was settled by receiving of inventories on the book at the carrying value equivalent to the consideration. The disposal was completed on March 29, 2022 upon fulfillment of the relevant conditions. Further, the loan receivable due from Kunshan Baowei of RMB216,000 are fully repaid with equivalent carrying value of inventories on December 31, 2021 (Note 23(i)(a)).

(iii)
During the year ended December 31, 2020, the Group recognized gain on disposal of an equity method investee in the amount of RMB4,809. There was no disposal of investments in equity method investees for the years ended December 31, 2019 and 2021, respectively.

During the years ended December 31, 2019, 2020 and 2021, the Group recognized its share of income of equity    method investees in the amount of RMB27,182, RMB30,015 and RMB42,303, respectively. Nil, RMB43,160 and RMB35,791 impairment have been recorded on these investments accounted for under equity method for the year
s
ended December 31, 2019, 2020 and 2021, respectively.